Contingent liabilities and legal proceedings - Continuing matters relating to the resignation of Dr Vijay Mallya from USL and USL internal inquiries (Details) - 25 February agreement
£ in Millions, $ in Millions
	Nov. 16, 2017 USD ($)	Nov. 16, 2017 GBP (£)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 GBP (£)	Feb. 25, 2016 GBP (£)
Dr Mallya
Disclosure of contingent liabilities [line items]
Global non-compete, non-interference, non-solicitation and standstill commitments term			5 years	5 years
Committed payment relating to disengagement agreements			$ 75	£ 55
Consideration payment period			5 years	5 years
Amount paid relating to disengagement agreements			$ 40	£ 29
Amount payable relating to disengagement agreements in equal installments			7		£ 5
Installments relating to disengagement agreements, not liable to pay due to breaches of several provisions			7	5
Repayment demanded of original amount paid			40	29
Watson Limited
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings			$ 141	104
Damages related to breach of associated security documents	$ 142	£ 104
United Breweries Overseas Limited
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings				£ 30